Income tax expense - Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		₩ (41,093)	[1]	₩ (364,311)
Profit or loss		46,189		28,722
Other comprehensive income (loss)	[2]	877,281		294,496		₩ (7,321)
Ending balance		882,377	[2],[3]	(41,093)	[1]	(364,311)
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(307,698)	[1]	(648,378)
Profit or loss		93,236		46,184
Other comprehensive income (loss)		877,281		294,496
Ending balance		662,819	[2],[3]	(307,698)	[1]	(648,378)
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(340,992)	[1]	(328,278)
Profit or loss		(9,780)		(12,714)
Other comprehensive income (loss)		0		0
Ending balance		(350,772)	[2],[3]	(340,992)	[1]	(328,278)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(26,580)	[1]	(29,078)
Profit or loss		2,885		2,498
Other comprehensive income (loss)		0		0
Ending balance		(23,695)	[2],[3]	(26,580)	[1]	(29,078)
Financial assets measured at fair value
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		266,958	[1]	(142,085)
Profit or loss		84,474		83,716
Other comprehensive income (loss)		937,122		325,327
Ending balance		1,288,554	[2],[3]	266,958	[1]	(142,085)
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		178,262	[1]	161,270
Profit or loss		(3,681)		22,616
Other comprehensive income (loss)		8,829		(5,624)
Ending balance		183,410	[2],[3]	178,262	[1]	161,270
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(136,170)	[1]	(150,786)
Profit or loss		34,750		14,616
Other comprehensive income (loss)		0		0
Ending balance		(101,420)	[2],[3]	(136,170)	[1]	(150,786)
Derivative asset (liability)
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		21,649	[1]	(55,590)
Profit or loss		207,136		86,234
Other comprehensive income (loss)		32,965		(8,995)
Ending balance		261,750	[2],[3]	21,649	[1]	(55,590)
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		24,430	[1]	27,632
Profit or loss		12,617		(3,202)
Other comprehensive income (loss)		0		0
Ending balance		37,047	[2],[3]	24,430	[1]	27,632
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		154,716	[1]	140,864
Profit or loss		55,021		13,852
Other comprehensive income (loss)		(9)		0
Ending balance		209,728	[2],[3]	154,716	[1]	140,864
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		549,950	[1]	538,654
Profit or loss		23,951		26,411
Other comprehensive income (loss)		(98,124)		(15,115)
Ending balance		475,777	[2],[3]	549,950	[1]	538,654
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(601,844)	[1]	(553,907)
Profit or loss		(36,244)		(47,067)
Other comprehensive income (loss)		2,107		(870)
Ending balance		(635,981)	[2],[3]	(601,844)	[1]	(553,907)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		389,546	[1]	312,278
Profit or loss		9,304		77,268
Other comprehensive income (loss)		0		0
Ending balance		398,850	[2],[3]	389,546	[1]	312,278
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		32,462	[1]	88,050
Profit or loss		(8,039)		(55,588)
Other comprehensive income (loss)		0		0
Ending balance		24,423	[2],[3]	32,462	[1]	88,050
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(49,713)	[1]	(49,713)
Profit or loss		1,822		0
Other comprehensive income (loss)		0		0
Ending balance		(47,891)	[2],[3]	(49,713)	[1]	(49,713)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(274)	[1]	(337)
Profit or loss		72		63
Other comprehensive income (loss)		0		0
Ending balance		(202)	[2],[3]	(274)	[1]	(337)
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		36,114	[1]	16,618
Profit or loss		925		19,496
Other comprehensive income (loss)		0		0
Ending balance		37,039	[2],[3]	36,114	[1]	16,618
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(74,655)	[1]	(28,226)
Profit or loss		(204,434)		(46,429)
Other comprehensive income (loss)		0		0
Ending balance		(279,089)	[2],[3]	(74,655)	[1]	(28,226)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		132,239	[1]	223,651
Profit or loss		33,839		(91,412)
Other comprehensive income (loss)		0		0
Ending balance		166,078	[2],[3]	132,239	[1]	223,651
Fictitious dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		16,737	[1]	16,291
Profit or loss		450		446
Other comprehensive income (loss)		0		0
Ending balance		17,187	[2],[3]	16,737	[1]	16,291
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		1,871	[1]	1,739
Profit or loss		(15)		132
Other comprehensive income (loss)		0		0
Ending balance		1,856	[2],[3]	1,871	[1]	1,739
Deficit carried over
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		0	[1]	311
Profit or loss				(311)
Other comprehensive income (loss)				0
Ending balance				0	[1]	311
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		(882,404)	[1]	(837,736)
Profit or loss		(111,817)		(44,441)
Other comprehensive income (loss)		(5,609)		(227)
Ending balance		(999,830)	[2],[3]	(882,404)	[1]	(837,736)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance		266,605	[1]	284,067
Profit or loss		(47,047)		(17,462)
Other comprehensive income (loss)		0		0
Ending balance		₩ 219,558	[2],[3]	₩ 266,605	[1]	₩ 284,067

[1]	Deferred tax assets from overseas subsidiaries are increased by W939 million due to foreign exchange rate movements.
[2]	As the corporate tax rate was changed due to the tax law revision in the end of 2022, the effect of the tax rate change was reflected in deferred tax assets (liabilities) expected to be realized 2023 onward.
[3]	Deferred tax assets from overseas subsidiaries are decreased by W2,797 million due to foreign exchange rate movements.